Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of Compensation of Key Management Personnel

Compensation of key management personnel of the Company

	2024	2023	2022
	(in thousands)
	£	£	£
Short-term employee benefits	2,021	2,684	2,770
Pension and other benefits	145	145	135
Share-based payments	1,456	3,154	4,255
	3,622	5,983	7,160